                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           ASSET ALLOCATION PORTFOLIO
                                 CLASS I SHARES

                     SUPPLEMENT DATED MARCH 14, 2002 TO THE
                        PROSPECTUS DATED APRIL 18, 2001

    (1) The Board of Trustees for the Life Investment Trust has approved a proposed reorganization of its series, the Asset Allocation Portfolio ("LIT Asset Allocation") into another of its series, the Enterprise Portfolio ("LIT Enterprise"). Contract owners of LIT Asset Allocation will receive a proxy that will enable them to instruct their insurance companies how to vote on the proposed reorganization. The proposed reorganization will be presented to shareholders of LIT Asset Allocation for approval at a special meeting of shareholders, scheduled for April 23, 2002.

    If the proposed reorganization is approved, contract owners' insurance accounts will receive shares of LIT Enterprise in exchange for their shares of LIT Asset Allocation. The combined portfolio would be managed in accordance with the investment objectives, policies and strategies of LIT Enterprise. Upon completion of the reorganization, LIT Asset Allocation will be dissolved under state law.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                LIT SPT AA1 3/02

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           ASSET ALLOCATION PORTFOLIO
                                CLASS II SHARES

                     SUPPLEMENT DATED MARCH 14, 2002 TO THE
                        PROSPECTUS DATED APRIL 18, 2001

    (1) The Board of Trustees for the Life Investment Trust has approved a proposed reorganization of its series, the Asset Allocation Portfolio ("LIT Asset Allocation") into another of its series, the Enterprise Portfolio ("LIT Enterprise"). Contract owners of LIT Asset Allocation will receive a proxy that will enable them to instruct their insurance companies how to vote on the proposed reorganization. The proposed reorganization will be presented to shareholders of LIT Asset Allocation for approval at a special meeting of shareholders, scheduled for April 23, 2002.

    If the proposed reorganization is approved, contract owners' insurance accounts will receive shares of LIT Enterprise in exchange for their shares of LIT Asset Allocation. The combined portfolio would be managed in accordance with the investment objectives, policies and strategies of LIT Enterprise. Upon completion of the reorganization, LIT Asset Allocation will be dissolved under state law.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                LIT SPT AA2 3/02

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           DOMESTIC INCOME PORTFOLIO
                                 CLASS I SHARES

                     SUPPLEMENT DATED MARCH 14, 2002 TO THE
                        PROSPECTUS DATED APRIL 18, 2001

    The Prospectus is hereby supplemented as follows:

    (1) The Board of Trustees for the Life Investment Trust has approved a proposed reorganization of its series, the Domestic Income Portfolio ("LIT Domestic Income") into another of its series, the Government Portfolio ("LIT Government"). Contract owners of LIT Domestic Income will receive a proxy that will enable them to instruct their insurance companies how to vote on the proposed reorganization. The proposed reorganization will be presented to shareholders of LIT Domestic Income for approval at a special meeting of shareholders, scheduled for April 23, 2002.

    If the proposed reorganization is approved, contract owners' insurance accounts will receive shares of LIT Government in exchange for their shares of LIT Domestic Income. The combined portfolio would be managed in accordance with the investment objectives, policies and strategies of LIT Government. Upon completion of the reorganization, LIT Domestic Income will be dissolved under state law.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                LIT SPT DI1 3/02

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           DOMESTIC INCOME PORTFOLIO
                                CLASS II SHARES

                     SUPPLEMENT DATED MARCH 14, 2002 TO THE
                        PROSPECTUS DATED APRIL 18, 2001

    The Prospectus is hereby supplemented as follows:

    (1) The Board of Trustees for the Life Investment Trust has approved a proposed reorganization of its series, the Domestic Income Portfolio ("LIT Domestic Income") into another of its series, the Government Portfolio ("LIT Government"). Contract owners of LIT Domestic Income will receive a proxy that will enable them to instruct their insurance companies how to vote on the proposed reorganization. The proposed reorganization will be presented to shareholders of LIT Domestic Income for approval at a special meeting of shareholders, scheduled for April 23, 2002.

    If the proposed reorganization is approved, contract owners' insurance accounts will receive shares of LIT Government in exchange for their shares of LIT Domestic Income. The combined portfolio would be managed in accordance with the investment objectives, policies and strategies of LIT Government. Upon completion of the reorganization, LIT Domestic Income will be dissolved under state law.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                LIT SPT DI2 3/02

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           STRATEGIC STOCK PORTFOLIO
                                 CLASS I SHARES

                     SUPPLEMENT DATED MARCH 14, 2002 TO THE
                        PROSPECTUS DATED APRIL 18, 2001

    The Prospectus is hereby supplemented as follows:

    (1) The Board of Trustees for the Life Investment Trust has approved a proposed reorganization of its series, the Strategic Stock Portfolio ("LIT Strategic Stock") into another of its series, the Growth and Income Portfolio ("LIT Growth and Income"). Contract owners of LIT Strategic Stock will receive a proxy that will enable them to instruct their insurance companies how to vote on the proposed reorganization. The proposed reorganization will be presented to shareholders of LIT Strategic Stock for approval at a special meeting of shareholders, scheduled for April 23, 2002.

    If the proposed reorganization is approved, contract owners' insurance accounts will receive shares of LIT Growth and Income in exchange for their shares of LIT Strategic Stock. The combined portfolio would be managed in accordance with the investment objectives, policies and strategies of LIT Growth and Income. Upon completion of the reorganization, LIT Growth and Income will be dissolved under state law.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                LIT SPT SS1 3/02

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           STRATEGIC STOCK PORTFOLIO
                                CLASS II SHARES

                     SUPPLEMENT DATED MARCH 14, 2002 TO THE
                        PROSPECTUS DATED APRIL 18, 2001

    The Prospectus is hereby supplemented as follows:

    (1) The Board of Trustees for the Life Investment Trust has approved a proposed reorganization of its series, the Strategic Stock Portfolio ("LIT Strategic Stock") into another of its series, the Growth and Income Portfolio ("LIT Growth and Income"). Contract owners of LIT Strategic Stock will receive a proxy that will enable them to instruct their insurance companies how to vote on the proposed reorganization. The proposed reorganization will be presented to shareholders of LIT Strategic Stock for approval at a special meeting of shareholders, scheduled for April 23, 2002.

    If the proposed reorganization is approved, contract owners' insurance accounts will receive shares of LIT Growth and Income in exchange for their shares of LIT Strategic Stock. The combined portfolio would be managed in accordance with the investment objectives, policies and strategies of LIT Growth and Income. Upon completion of the reorganization, LIT Growth and Income will be dissolved under state law.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                LIT SPT SS2 3/02
                                                                             260